UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia High Yield Bond Fund
Class A / INEAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 50	0.97% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of
the
Fund represented
as
a percentage of Fund net
assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Class C / APECX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 88	1.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose
Value

Columbia High Yield Bond Fund
Institutional Class / CHYZX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 37	0.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Informatio
n
For additional information about the Fund, including its prospectus, financial information, holdings, federa
l
tax
information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Institutional 2 Class / RSHRX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 33	0.65% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Institutional 3 Class / CHYYX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 31	0.60% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not
statements
o
f fact, and are subject to change, including
daily
.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Class R / CHBRX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 63	1.22% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax
information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Class S / CHYEX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of October 2, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 11 (a)	0.72% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia High Yield Bond Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Bond Fund | 2024

Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	12,114,936	11,313,268
Total Convertible Bonds (Cost $11,082,247)			11,313,268

Corporate Bonds & Notes 93.1%

Aerospace & Defense 1.7%
Bombardier, Inc.(a)
04/15/2027	7.875%	1,345,000	1,348,176
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	2,069,000	2,227,967
11/15/2030	9.750%	1,644,000	1,828,032
TransDigm, Inc.(a)
08/15/2028	6.750%	3,208,000	3,274,386
03/01/2029	6.375%	6,809,000	6,914,976
03/01/2032	6.625%	5,879,000	6,015,728
01/15/2033	6.000%	2,379,000	2,378,662
Total			23,987,927
Airlines 1.5%
American Airlines, Inc.(a)
05/15/2029	8.500%	650,000	686,446
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	7,048,743	7,040,906
04/20/2029	5.750%	8,488,691	8,468,748
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	4,875,905	4,920,058
Total			21,116,158
Automotive 1.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	478,000	474,681
10/01/2029	5.000%	765,000	712,177
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,700,000	2,529,639
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	1,598,000	1,601,419
11/15/2032	8.000%	2,649,000	2,681,704
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,716,529
04/23/2032	6.875%	5,567,000	5,351,081
Total			15,067,230
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 2.0%
AG Issuer LLC(a)
03/01/2028	6.250%	1,587,000	1,574,014
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,151,000	5,347,040
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,781,000	4,185,690
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,435,000	4,437,954
Focus Financial Partners LLC(a)
09/15/2031	6.750%	2,915,000	2,939,784
Hightower Holding LLC(a)
04/15/2029	6.750%	4,726,000	4,727,046
01/31/2030	9.125%	4,164,000	4,411,297
Total			27,622,825
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,801,306
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,174,783
08/01/2030	6.500%	1,564,000	1,604,161
Interface, Inc.(a)
12/01/2028	5.500%	551,000	540,581
Masterbrand, Inc.(a)
07/15/2032	7.000%	739,000	760,108
Summit Materials LLC/Finance Corp.(a)
01/15/2031	7.250%	2,330,000	2,486,653
White Cap Buyer LLC(a)
10/15/2028	6.875%	4,896,000	4,926,210
Total			18,293,802
Cable and Satellite 6.1%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	685,000	676,169
06/01/2029	5.375%	6,200,000	6,035,672
03/01/2030	4.750%	11,138,000	10,366,887
08/15/2030	4.500%	6,681,000	6,100,686
02/01/2032	4.750%	4,106,000	3,694,500
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	4,095,000	3,616,698
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	850,000	709,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,548,885
12/01/2030	4.625%	4,665,000	2,630,842
02/15/2031	3.375%	11,461,000	8,318,741
DISH DBS Corp.
07/01/2026	7.750%	1,815,000	1,554,548
DISH DBS Corp.(a)
12/01/2028	5.750%	1,900,000	1,662,073
DISH Network Corp.(a)
11/15/2027	11.750%	5,125,000	5,445,466
EchoStar Corp.
11/30/2029	10.750%	5,185,670	5,608,982
EchoStar Corp.(b)
11/30/2030	6.750%	3,387,558	3,056,633
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,216,667
07/15/2028	4.000%	615,000	576,792
07/01/2030	4.125%	5,217,000	4,706,886
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,824,000	3,262,735
VZ Secured Financing BV(a)
01/15/2032	5.000%	8,816,000	7,880,529
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	3,020,000	2,733,384
Ziggo BV(a)
01/15/2030	4.875%	776,000	718,395
Total			84,122,041
Chemicals 4.7%
Ashland LLC(a)
09/01/2031	3.375%	4,933,000	4,304,813
Avient Corp.(a)
11/01/2031	6.250%	517,000	523,116
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,210,975
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,154,445
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,824,488
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,687,913
HB Fuller Co.
10/15/2028	4.250%	847,000	801,408
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,529,746
INEOS Finance PLC(a)
04/15/2029	7.500%	3,955,000	4,093,778
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	4,438,000	4,716,713
Ingevity Corp.(a)
11/01/2028	3.875%	2,242,000	2,087,235
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,134,000	2,148,514
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,370,874
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	2,529,000	2,375,360
11/15/2028	9.750%	5,221,000	5,556,537
10/01/2029	6.250%	1,607,000	1,540,442
06/15/2031	7.250%	4,341,000	4,445,624
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,582,380
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,662,308
08/15/2029	5.625%	6,056,000	5,663,417
03/01/2031	7.375%	2,676,000	2,776,574
Total			65,056,660
Construction Machinery 1.4%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,920,024
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,020,230
06/15/2029	6.625%	2,343,000	2,400,942
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	714,627
03/15/2031	7.750%	3,935,000	4,162,434
Total			19,218,257
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,448,000	4,151,452
12/01/2028	6.125%	5,100,000	4,619,005
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,003,349
06/01/2028	4.625%	3,232,000	3,102,270
02/15/2029	5.625%	1,076,000	1,065,215
Total			13,941,291
Consumer Products 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	4,864,000	4,913,824
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,131,896
05/15/2030	6.375%	1,016,000	1,035,046
05/15/2032	6.625%	1,001,000	1,018,563
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,408,494
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,545,000	1,377,187
02/01/2032	4.375%	840,000	751,398
Total			11,636,408
Diversified Manufacturing 2.6%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,901,142
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,556,000	4,615,879
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,974,000	2,022,921
Esab Corp.(a)
04/15/2029	6.250%	1,426,000	1,453,417
Gates Corp. (The)(a)
07/01/2029	6.875%	1,548,000	1,593,899
Madison IAQ LLC(a)
06/30/2028	4.125%	1,764,000	1,687,512
06/30/2029	5.875%	4,266,000	4,074,293
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,896,042
07/15/2032	6.500%	3,195,000	3,244,832
Vertical Holdco GmbH(a)
07/15/2028	7.625%	2,738,000	2,749,685
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,105,754
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	4,147,000	4,246,365
03/15/2029	6.375%	1,333,000	1,366,917
03/15/2032	6.625%	3,324,000	3,426,550
Total			36,385,208
Electric 4.4%
Alpha Generation LLC(a)
10/15/2032	6.750%	1,751,000	1,772,784
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,770,000	2,772,976
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,605,818
02/15/2031	3.750%	5,371,000	4,760,065
01/15/2032	3.750%	4,039,000	3,508,018
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,473,000	1,357,375
Lightning Power LLC(a)
08/15/2032	7.250%	1,248,000	1,301,253
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	711,607
09/15/2027	4.500%	3,457,000	3,287,607
01/15/2029	7.250%	2,078,000	2,122,360
NRG Energy, Inc.(a)
06/15/2029	5.250%	6,921,000	6,796,072
07/15/2029	5.750%	294,000	291,115
02/15/2031	3.625%	958,000	853,882
02/01/2033	6.000%	1,546,000	1,539,900
11/01/2034	6.250%	1,180,000	1,180,164
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,399,018
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,223,334
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	6,513,000	6,318,750
01/15/2030	4.750%	2,189,000	2,051,974
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,146,204
02/15/2027	5.625%	4,078,000	4,076,201
07/31/2027	5.000%	1,538,000	1,523,903
10/15/2031	7.750%	5,445,000	5,787,000
04/15/2032	6.875%	1,715,000	1,780,413
Total			61,167,793
Environmental 1.0%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	2,894,000	2,866,869
12/15/2026	5.125%	1,282,000	1,278,187
01/15/2031	6.750%	1,897,000	1,967,594
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	7,100,542
Total			13,213,192
Finance Companies 3.4%
GGAM Finance Ltd.(a)
06/15/2028	8.000%	1,941,000	2,050,636
04/15/2029	6.875%	507,000	519,848
03/15/2030	5.875%	3,794,000	3,764,876
Navient Corp.
06/25/2025	6.750%	4,810,000	4,835,010
03/15/2029	5.500%	655,000	627,537
03/15/2031	11.500%	2,386,000	2,714,958
08/01/2033	5.625%	3,106,000	2,772,249
OneMain Finance Corp.
05/15/2029	6.625%	4,714,000	4,811,280
03/15/2030	7.875%	2,525,000	2,662,789
09/15/2030	4.000%	2,692,000	2,421,022
05/15/2031	7.500%	2,368,000	2,464,835
11/15/2031	7.125%	991,000	1,020,730
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	3,755,000	3,901,485
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	2,598,000	2,325,675
10/15/2033	4.000%	10,010,000	8,688,969
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	1,337,000	1,327,482
04/15/2029	5.500%	862,000	833,584
Total			47,742,965
Food and Beverage 2.1%
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	2,052,000	2,171,209
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	2,566,000	2,555,815
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,823,000	2,798,786
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,397,000	1,411,613
Post Holdings, Inc.(a)
02/15/2032	6.250%	5,912,000	5,989,349
10/15/2034	6.250%	1,575,000	1,563,385
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,589,745
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,922,000	5,484,190
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,439,000	3,426,330
US Foods, Inc.(a)
01/15/2032	7.250%	1,499,000	1,566,710
Total			29,557,132
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,850,619
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,322,990
02/15/2032	6.500%	5,034,000	5,138,462
10/15/2032	6.000%	2,374,000	2,327,727
Churchill Downs, Inc.(a)
05/01/2031	6.750%	4,199,000	4,302,352
International Game Technology PLC(a)
04/15/2026	4.125%	1,892,000	1,863,699
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	1,057,000	1,100,394
MGM Resorts International
09/15/2029	6.125%	1,920,000	1,940,880
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,972,116
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,415,000	1,400,848
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	6,458,000	6,287,562
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,228,492
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	2,630,000	2,624,960
Total			41,361,101
Health Care 6.9%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	970,186
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	583,994
04/15/2029	5.000%	5,929,000	5,574,159
Avantor Funding, Inc.(a)
11/01/2029	3.875%	7,225,000	6,710,190
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,692,629
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	1,355,000	1,352,777
04/01/2030	3.500%	4,085,000	4,025,075
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,028,895
03/15/2029	3.750%	1,397,000	1,295,733
03/15/2031	4.000%	1,596,000	1,445,664
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,760,000	1,705,867
04/15/2029	6.875%	3,434,000	2,753,368
05/15/2030	5.250%	7,800,000	6,661,277
02/15/2031	4.750%	922,000	748,807
01/15/2032	10.875%	2,255,000	2,346,235
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	2,137,000	2,201,638
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,488,866
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	563,000	543,571
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,299,583
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,645,000	2,693,781
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,540,000	4,256,481
10/01/2029	5.250%	9,467,000	9,252,968
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	3,576,000	3,613,262
Select Medical Corp.(a),(c)
12/01/2032	6.250%	2,451,000	2,454,923
Star Parent, Inc.(a)
10/01/2030	9.000%	7,240,000	7,475,893
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	2,207,000	2,271,247
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,062,366
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	905,503
Tenet Healthcare Corp.
02/01/2027	6.250%	2,063,000	2,065,539
11/01/2027	5.125%	5,256,000	5,208,789
10/01/2028	6.125%	2,080,000	2,085,867
06/15/2030	6.125%	2,352,000	2,362,807
05/15/2031	6.750%	1,992,000	2,041,556
Total			95,179,496
Home Construction 0.1%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	513,000	491,560
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,453,000	1,419,321
Total			1,910,881
Independent Energy 4.5%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,817,908
03/15/2032	7.375%	2,674,000	2,663,663
Civitas Resources, Inc.(a)
11/01/2030	8.625%	1,501,000	1,594,637
07/01/2031	8.750%	3,570,000	3,784,782
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,593,014
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,065,000	9,022,145
Comstock Resources, Inc.(a)
03/01/2029	6.750%	3,010,000	2,953,163
01/15/2030	5.875%	744,000	703,542
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,033,000	2,065,097
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	7,149,000	7,095,112
11/01/2033	8.375%	1,758,000	1,857,205
02/15/2035	7.250%	4,771,000	4,681,978
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,660,619
04/15/2032	6.500%	3,687,000	3,697,380
04/15/2033	6.250%	1,694,000	1,678,368
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,743,000	4,881,596
02/01/2033	6.250%	1,718,000	1,731,590
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,334,899
SM Energy Co.(a)
08/01/2029	6.750%	1,697,000	1,708,787
08/01/2032	7.000%	3,127,000	3,142,875
Total			61,668,360
Leisure 3.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	2,355,000	2,250,595
Carnival Corp.(a)
08/01/2028	4.000%	4,345,000	4,140,606
08/15/2029	7.000%	2,506,000	2,623,171
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	5,903,000	6,333,254
Cinemark USA, Inc.(a)
07/15/2028	5.250%	2,136,000	2,089,490
08/01/2032	7.000%	990,000	1,024,309
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,594,251
Royal Caribbean Cruises Ltd.(a)
09/30/2031	5.625%	2,601,000	2,604,572
03/15/2032	6.250%	1,162,000	1,187,930
02/01/2033	6.000%	3,421,000	3,466,685
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	4,568,000	4,718,270
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	3,602,000	3,692,172
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,970,000	2,022,735
Viking Cruises Ltd.(a)
02/15/2029	7.000%	2,035,000	2,055,062
07/15/2031	9.125%	2,818,000	3,059,290
Total			42,862,392
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	1,428,000	1,430,526
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,829,000	1,652,124
01/15/2032	6.625%	3,618,000	3,659,518
Total			6,742,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,720,456
09/15/2028	9.000%	2,460,000	2,608,195
06/01/2029	7.500%	1,861,000	1,649,573
04/01/2030	7.875%	3,064,000	3,173,189
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	6,446,000	6,308,622
iHeartCommunications, Inc.
05/01/2026	6.375%	828,788	721,036
05/01/2027	8.375%	995,000	581,665
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,841,000	1,279,725
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	832,000	862,254
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	4,828,000	4,532,650
02/15/2031	7.375%	5,982,000	6,327,386
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,573,265
Univision Communications, Inc.(a)
08/15/2028	8.000%	3,334,000	3,405,222
06/30/2030	7.375%	1,626,000	1,567,885
Total			41,311,123
Metals and Mining 2.7%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,322,000	1,382,723
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,095,150
10/01/2031	5.125%	4,832,000	4,589,231
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	1,109,000	1,116,641
Constellium SE(a)
04/15/2029	3.750%	8,067,000	7,391,226
08/15/2032	6.375%	3,122,000	3,108,141
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,451,749
04/01/2029	6.125%	3,438,000	3,459,139
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	3,181,000	2,868,427
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,698,511
01/30/2030	4.750%	2,560,000	2,413,411
08/15/2031	3.875%	1,421,000	1,249,357
Total			36,823,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 5.2%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,199,625
CNX Midstream Partners LP(a)
04/15/2030	4.750%	6,192,000	5,783,017
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	6,304,000	6,570,860
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,517,000	1,413,795
EQM Midstream Partners LP(a)
07/01/2027	6.500%	2,315,000	2,373,053
EQM Midstream Partners LP
07/15/2028	5.500%	1,330,000	1,354,793
07/15/2048	6.500%	2,087,000	2,202,670
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,325,239
06/01/2026	6.000%	2,535,000	2,552,153
04/28/2027	5.625%	6,524,000	6,540,945
Sunoco LP(a)
05/01/2029	7.000%	2,606,000	2,698,466
05/01/2032	7.250%	3,380,000	3,539,915
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,792,809
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	6,063,000	5,534,742
11/01/2033	3.875%	9,277,000	8,084,308
Venture Global LNG, Inc.(a),(d),(e)
	9.000%	3,599,000	3,730,972
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,688,717
01/15/2030	7.000%	1,953,000	1,998,544
06/01/2031	8.375%	1,939,000	2,043,058
02/01/2032	9.875%	3,683,000	4,094,172
Total			72,521,853
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,692,000	1,715,595
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	1,321,000	1,366,688
Nabors Industries Ltd.(a)
01/15/2028	7.500%	2,318,000	2,249,721
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,017,000	2,020,935
01/31/2030	9.125%	2,460,000	2,560,216
08/15/2031	8.875%	3,776,000	3,651,563
Noble Finance II LLC(a)
04/15/2030	8.000%	1,879,000	1,923,832
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,059,554	2,115,451
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	7,767,000	8,008,566
Transocean, Inc.(a)
05/15/2031	8.500%	2,670,000	2,708,878
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,304,000	1,335,950
Total			29,657,395
Other Industry 0.3%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	2,944,000	2,834,230
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	1,276,000	1,298,872
Total			4,133,102
Other REIT 2.0%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	2,332,000	2,423,556
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,548,050
02/01/2027	4.250%	5,839,000	5,684,046
06/15/2029	4.750%	2,706,000	2,594,469
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	3,522,000	3,495,545
05/15/2029	4.875%	2,929,000	2,811,264
02/01/2030	7.000%	1,209,000	1,236,714
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	841,614
04/01/2032	6.500%	2,080,000	2,113,614
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,853,601
Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,593,565
XHR LP(a)
05/15/2030	6.625%	866,000	878,978
Total			27,075,016
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	8,774,000	7,619,069
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	4,242,906
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	1,371,000	1,378,051
04/15/2030	8.750%	2,120,000	2,126,118
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,429,815
Total			18,795,959
Paper 0.2%
Glatfelter Corp.(a)
11/15/2031	7.250%	2,194,000	2,164,266
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	239,655
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	1,780,000	1,744,203
01/31/2027	8.500%	535,000	442,591
08/15/2027	5.750%	835,000	742,315
06/01/2028	4.875%	4,466,000	3,707,073
09/30/2028	11.000%	428,000	420,445
02/15/2029	6.250%	834,000	535,354
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	7,357,000	6,701,712
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,894,915
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,933,000	1,835,326
04/30/2031	5.125%	2,957,000	2,703,881
Total			20,967,470
Property & Casualty 4.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	12,179,000	12,137,805
04/15/2028	6.750%	5,546,000	5,600,883
10/01/2031	6.500%	1,559,000	1,559,483
10/01/2032	7.375%	2,742,000	2,763,892
AmWINS Group, Inc.(a)
02/15/2029	6.375%	2,661,000	2,687,402
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,482,000	3,305,642
02/15/2032	7.500%	737,000	749,943
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,455,000	6,226,950
HUB International, Ltd.(a)
06/15/2030	7.250%	13,986,000	14,495,922
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	4,512,000	4,619,122
Radian Group, Inc.
03/15/2027	4.875%	1,061,000	1,053,463
05/15/2029	6.200%	947,000	977,141
Ryan Specialty LLC(a)
08/01/2032	5.875%	981,000	981,053
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
01/15/2032	7.500%	1,459,000	1,488,246
Total			58,646,947
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	4,230,000	4,259,316
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,691,000	4,869,327
Total			9,128,643
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	2,253,000	2,252,413
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	3,084,000	2,883,059
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,482,344
Total			8,617,816
Retailers 1.9%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,034,180
02/15/2032	5.000%	1,087,000	1,011,236
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,399,000	1,406,351
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	1,008,000	1,058,347
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,216,644
01/15/2030	6.375%	885,000	895,676
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,425,000	1,407,705
02/15/2031	9.000%	924,000	992,399
L Brands, Inc.(a)
07/01/2025	9.375%	745,000	762,039
10/01/2030	6.625%	3,925,000	4,017,732
L Brands, Inc.
06/15/2029	7.500%	735,000	761,773
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	2,139,000	2,020,127
08/01/2031	8.250%	670,000	700,101
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,532,310
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	2,840,000	2,796,271
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,953,000	4,356,877
Total			26,969,768
Technology 10.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	1,887,000	1,937,942
Block, Inc.(a)
05/15/2032	6.500%	4,333,000	4,450,830
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,109,356
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	2,723,000	2,793,913
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,643,000	1,652,196
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,880,270
07/01/2029	4.875%	5,282,000	4,941,865
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	7,766,000	7,839,098
06/30/2032	8.250%	6,825,000	7,122,185
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,445,000	1,422,002
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	6,191,000	6,014,469
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	1,286,000	1,308,842
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,409,212
06/15/2030	5.950%	5,515,000	5,531,845
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	6,129,000	6,478,131
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,255,035
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,933,520
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,881,000	4,986,984
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,506,000	1,395,171
05/30/2029	9.500%	6,520,000	6,748,071
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,747,039
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	8,059,000	7,727,146
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,509,000	4,937,221
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	142,000	137,298
04/15/2029	5.125%	2,376,000	2,281,814
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,381,000	4,990,499
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	7,051,730
Seagate HDD
12/15/2029	8.250%	1,495,000	1,603,435
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	2,452,000	2,497,427
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	6,267,531
08/15/2032	6.750%	1,558,000	1,610,442
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,925,000	1,968,796
Synaptics, Inc.(a)
06/15/2029	4.000%	2,990,000	2,753,148
UKG, Inc.(a)
02/01/2031	6.875%	5,248,000	5,392,784
Zebra Technologies Corp.(a)
06/01/2032	6.500%	4,811,000	4,931,618
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,582,562
Total			146,691,427
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	1,757,000	1,826,756
02/15/2031	8.000%	3,153,000	3,280,719
Total			5,107,475
Wireless 1.5%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	1,235,143
Altice France SA(a)
07/15/2029	5.125%	9,239,000	7,039,616
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,774,207
07/15/2031	4.750%	6,483,000	5,714,121
04/15/2032	7.750%	2,608,000	2,647,579
Total			21,410,666
Wirelines 1.6%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,251,724
03/15/2031	8.625%	4,709,000	5,069,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	4,739,000	4,816,009
10/15/2028	7.000%	3,961,000	4,023,453
Iliad Holding SASU(a)
04/15/2031	8.500%	1,623,000	1,728,379
Iliad Holding SASU(a),(c)
04/15/2032	7.000%	1,895,000	1,914,769
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	1,859,000	1,939,549
Total			22,743,305
Total Corporate Bonds & Notes (Cost $1,299,777,241)			1,290,619,224

Foreign Government Obligations(f) 1.0%

Canada 1.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,138,917
11/15/2028	8.500%	5,119,000	5,459,205
02/15/2030	9.000%	4,504,000	4,875,884
12/01/2031	7.000%	1,481,000	1,512,827
Total			13,986,833
Total Foreign Government Obligations (Cost $13,438,504)			13,986,833

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.437%	1,869	1,798
Property & Casualty 0.1%
Truist Insurance Holdings LLC(g),(h)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.354%	1,305,197	1,331,954
Retailers 0.5%
PetSmart LLC(g),(h)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.423%	7,243,308	7,234,253
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.9%
Ascend Learning LLC(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.173%	4,024,291	4,040,630
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.423%	1,886,000	1,881,285
DCert Buyer, Inc.(g),(h)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.573%	340,666	284,882
Ellucian Holdings, Inc.(g),(h),(i)
Term Loan
3-month Term SOFR + 5.000% 11/15/2032	9.522%	3,140,000	3,155,700
UKG, Inc.(g),(h)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	2,831,497	2,849,675
Total			12,212,172
Total Senior Loans (Cost $20,666,547)			20,780,177

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(j),(k)	35,144,589	35,137,560
Total Money Market Funds (Cost $35,143,262)		35,137,560
Total Investments in Securities (Cost: $1,380,107,801)		1,371,837,062
Other Assets & Liabilities, Net		15,364,043
Net Assets		1,387,201,105
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $1,208,617,996, which represents 87.13% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Perpetual security with no specified maturity date.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(i)	Represents a security purchased on a forward commitment basis.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	30,689,732	198,088,272	(193,639,385)	(1,059)	35,137,560	1,040	991,933	35,144,589
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	11,313,268	—	11,313,268
Corporate Bonds & Notes	—	1,290,619,224	—	1,290,619,224
Foreign Government Obligations	—	13,986,833	—	13,986,833
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Senior Loans	—	20,780,177	—	20,780,177
Money Market Funds	35,137,560	—	—	35,137,560
Total Investments in Securities	35,137,560	1,336,699,502	—	1,371,837,062
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,344,964,539)	$1,336,699,502
Affiliated issuers (cost $35,143,262)	35,137,560
Cash	748,098
Receivable for:
Investments sold on a delayed delivery basis	4,332,137
Capital shares sold	6,652,471
Dividends	150,954
Interest	19,796,639
Foreign tax reclaims	39,418
Expense reimbursement due from Investment Manager	4,253
Prepaid expenses	10,231
Other assets	23,893
Total assets	1,403,595,156
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	7,854,150
Capital shares redeemed	1,485,154
Distributions to shareholders	6,641,320
Management services fees	47,747
Distribution and/or service fees	6,759
Transfer agent fees	78,256
Compensation of chief compliance officer	119
Compensation of board members	2,184
Other expenses	43,273
Deferred compensation of board members	235,089
Total liabilities	16,394,051
Net assets applicable to outstanding capital stock	$1,387,201,105
Represented by
Paid in capital	1,502,298,761
Total distributable earnings (loss)	(115,097,656)
Total - representing net assets applicable to outstanding capital stock	$1,387,201,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
November 30, 2024 (Unaudited)
Class A
Net assets	$432,372,592
Shares outstanding	39,105,308
Net asset value per share	$11.06
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.61
Class C
Net assets	$7,847,717
Shares outstanding	714,161
Net asset value per share	$10.99
Institutional Class
Net assets	$205,861,027
Shares outstanding	18,634,683
Net asset value per share	$11.05
Institutional 2 Class
Net assets	$45,859,913
Shares outstanding	4,162,259
Net asset value per share	$11.02
Institutional 3 Class
Net assets	$674,521,629
Shares outstanding	61,112,531
Net asset value per share	$11.04
Class R
Net assets	$16,111,136
Shares outstanding	1,452,801
Net asset value per share	$11.09
Class S
Net assets	$4,627,091
Shares outstanding	418,827
Net asset value per share	$11.05
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$991,933
Interest	44,049,045
Interfund lending	649
Total income	45,041,627
Expenses:
Management services fees	4,353,666
Distribution and/or service fees
Class A	542,060
Class C	38,772
Class R	39,054
Transfer agent fees
Class A	271,293
Advisor Class	38,022
Class C	4,852
Institutional Class	91,652
Institutional 2 Class	12,992
Institutional 3 Class	17,365
Class R	9,771
Class S	829
Custodian fees	4,998
Printing and postage fees	33,182
Registration fees	66,294
Accounting services fees	21,261
Legal fees	13,614
Compensation of chief compliance officer	119
Compensation of board members	11,882
Deferred compensation of board members	25,082
Other	18,461
Total expenses	5,615,221
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(420,796)
Fees waived by transfer agent
Institutional 2 Class	(426)
Institutional 3 Class	(5,680)
Expense reduction	(1,180)
Total net expenses	5,187,139
Net investment income	39,854,488
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,587,196)
Investments — affiliated issuers	1,040
Net realized loss	(1,586,156)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	41,604,655
Investments — affiliated issuers	(1,059)
Net change in unrealized appreciation (depreciation)	41,603,596
Net realized and unrealized gain	40,017,440
Net increase in net assets resulting from operations	$79,871,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$39,854,488	$75,474,174
Net realized loss	(1,586,156)	(38,547,114)
Net change in unrealized appreciation (depreciation)	41,603,596	90,443,689
Net increase in net assets resulting from operations	79,871,928	127,370,749
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,176,401)	(25,368,279)
Advisor Class	(1,745,334)	(5,533,759)
Class C	(188,556)	(445,752)
Institutional Class	(4,331,102)	(7,873,940)
Institutional 2 Class	(1,340,844)	(2,398,721)
Institutional 3 Class	(19,948,738)	(34,324,691)
Class R	(419,688)	(724,755)
Class S	(43,933)	—
Total distributions to shareholders	(40,194,596)	(76,669,897)
Increase (decrease) in net assets from capital stock activity	(34,779,144)	56,763,529
Total increase in net assets	4,898,188	107,464,381
Net assets at beginning of period	1,382,302,917	1,274,838,536
Net assets at end of period	$1,387,201,105	$1,382,302,917
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,714,592	18,700,337	4,038,712	42,535,815
Distributions reinvested	1,069,105	11,749,435	2,313,419	24,459,564
Shares redeemed	(4,365,412)	(47,749,045)	(9,648,275)	(101,867,667)
Net decrease	(1,581,715)	(17,299,273)	(3,296,144)	(34,872,288)
Advisor Class
Shares sold	1,002,831	11,030,654	2,203,843	23,479,294
Distributions reinvested	130,549	1,440,598	518,438	5,514,044
Shares redeemed	(9,773,442)	(107,573,699)	(2,800,330)	(29,825,854)
Net decrease	(8,640,062)	(95,102,447)	(78,049)	(832,516)
Class C
Shares sold	63,201	692,424	116,834	1,228,752
Distributions reinvested	16,983	185,465	41,646	437,412
Shares redeemed	(116,132)	(1,262,404)	(389,973)	(4,094,281)
Net decrease	(35,948)	(384,515)	(231,493)	(2,428,117)
Institutional Class
Shares sold	7,817,135	85,929,084	5,045,240	53,364,127
Distributions reinvested	354,394	3,893,062	671,113	7,088,926
Shares redeemed	(2,436,862)	(26,739,423)	(5,951,585)	(62,250,752)
Net increase (decrease)	5,734,667	63,082,723	(235,232)	(1,797,699)
Institutional 2 Class
Shares sold	688,127	7,497,739	964,565	10,171,484
Distributions reinvested	122,390	1,340,771	227,085	2,393,189
Shares redeemed	(610,963)	(6,675,545)	(883,095)	(9,286,900)
Net increase	199,554	2,162,965	308,555	3,277,773
Institutional 3 Class
Shares sold	4,500,673	49,101,904	17,963,324	189,296,536
Distributions reinvested	1,777,130	19,499,647	3,155,744	33,328,532
Shares redeemed	(5,621,291)	(61,283,540)	(12,560,593)	(131,396,210)
Net increase	656,512	7,318,011	8,558,475	91,228,858
Class R
Shares sold	374,048	4,091,385	436,586	4,605,038
Distributions reinvested	37,978	418,676	68,056	722,348
Shares redeemed	(339,645)	(3,711,439)	(297,703)	(3,139,868)
Net increase	72,381	798,622	206,939	2,187,518
Class S
Shares sold	451,397	5,004,360	—	—
Distributions reinvested	3,979	43,837	—	—
Shares redeemed	(36,549)	(403,427)	—	—
Net increase	418,827	4,644,770	—	—
Total net increase (decrease)	(3,175,784)	(34,779,144)	5,233,051	56,763,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$10.74	0.30	0.33	0.63	(0.31)	—	(0.31)
Year Ended 5/31/2024	$10.32	0.59	0.43	1.02	(0.60)	—	(0.60)
Year Ended 5/31/2023	$10.95	0.53	(0.62)	(0.09)	(0.54)	—	(0.54)
Year Ended 5/31/2022	$12.03	0.48	(1.03)	(0.55)	(0.49)	(0.04)	(0.53)
Year Ended 5/31/2021(d)	$11.19	0.52	0.85	1.37	(0.53)	—	(0.53)
Year Ended 5/31/2020(d)	$11.44	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Class C
Six Months Ended 11/30/2024 (Unaudited)	$10.67	0.26	0.32	0.58	(0.26)	—	(0.26)
Year Ended 5/31/2024	$10.26	0.51	0.42	0.93	(0.52)	—	(0.52)
Year Ended 5/31/2023	$10.88	0.45	(0.61)	(0.16)	(0.46)	—	(0.46)
Year Ended 5/31/2022	$11.96	0.39	(1.03)	(0.64)	(0.40)	(0.04)	(0.44)
Year Ended 5/31/2021(d)	$11.13	0.43	0.84	1.27	(0.44)	—	(0.44)
Year Ended 5/31/2020(d)	$11.36	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$10.73	0.32	0.32	0.64	(0.32)	—	(0.32)
Year Ended 5/31/2024	$10.32	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 5/31/2023	$10.94	0.56	(0.61)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.02	0.51	(1.03)	(0.52)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.19	0.54	0.85	1.39	(0.56)	—	(0.56)
Year Ended 5/31/2020(d)	$11.43	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.70	0.32	0.32	0.64	(0.32)	—	(0.32)
Year Ended 5/31/2024	$10.29	0.62	0.42	1.04	(0.63)	—	(0.63)
Year Ended 5/31/2023	$10.91	0.57	(0.62)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$11.99	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.16	0.55	0.85	1.40	(0.57)	—	(0.57)
Year Ended 5/31/2020(d)	$11.39	0.60	(0.23)	0.37	(0.60)	—	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$11.06	5.88%	1.03%	0.97% (c)	5.55%	19%	$432,373
Year Ended 5/31/2024	$10.74	10.12%	1.05%	0.98% (c)	5.58%	36%	$437,014
Year Ended 5/31/2023	$10.32	(0.68% )	1.05%	1.00% (c)	5.14%	30%	$454,106
Year Ended 5/31/2022	$10.95	(4.78% )	1.02%	1.00% (c)	4.03%	47%	$530,844
Year Ended 5/31/2021 (d)	$12.03	12.35%	1.03%	1.01% (c)	4.39%	58%	$627,451
Year Ended 5/31/2020 (d)	$11.19	2.82%	1.04%	1.03% (c)	4.86%	59%	$617,031
Class C
Six Months Ended 11/30/2024 (Unaudited)	$10.99	5.51%	1.78%	1.72% (c)	4.80%	19%	$7,848
Year Ended 5/31/2024	$10.67	9.22%	1.80%	1.73% (c)	4.82%	36%	$8,007
Year Ended 5/31/2023	$10.26	(1.37% )	1.80%	1.75% (c)	4.37%	30%	$10,072
Year Ended 5/31/2022	$10.88	(5.54% )	1.77%	1.75% (c)	3.28%	47%	$14,237
Year Ended 5/31/2021 (d)	$11.96	11.66%	1.78%	1.76% (c)	3.65%	58%	$17,974
Year Ended 5/31/2020 (d)	$11.13	2.03%	1.79%	1.78% (c)	4.12%	59%	$26,532
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$11.05	6.02%	0.79%	0.72% (c)	5.82%	19%	$205,861
Year Ended 5/31/2024	$10.73	10.29%	0.80%	0.73% (c)	5.83%	36%	$138,446
Year Ended 5/31/2023	$10.32	(0.34% )	0.80%	0.75% (c)	5.38%	30%	$135,507
Year Ended 5/31/2022	$10.94	(4.55% )	0.77%	0.75% (c)	4.28%	47%	$177,452
Year Ended 5/31/2021 (d)	$12.02	12.54%	0.78%	0.76% (c)	4.63%	58%	$191,648
Year Ended 5/31/2020 (d)	$11.19	3.07%	0.79%	0.78% (c)	5.11%	59%	$171,521
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$11.02	6.07%	0.72%	0.65%	5.88%	19%	$45,860
Year Ended 5/31/2024	$10.70	10.38%	0.72%	0.66%	5.91%	36%	$42,414
Year Ended 5/31/2023	$10.29	(0.29% )	0.72%	0.68%	5.46%	30%	$37,596
Year Ended 5/31/2022	$10.91	(4.51% )	0.70%	0.68%	4.30%	47%	$37,114
Year Ended 5/31/2021 (d)	$11.99	12.74%	0.71%	0.69%	4.70%	58%	$82,319
Year Ended 5/31/2020 (d)	$11.16	3.14%	0.72%	0.71%	5.15%	59%	$95,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.72	0.32	0.33	0.65	(0.33)	—	(0.33)
Year Ended 5/31/2024	$10.31	0.63	0.42	1.05	(0.64)	—	(0.64)
Year Ended 5/31/2023	$10.93	0.57	(0.61)	(0.04)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$12.01	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.17	0.55	0.86	1.41	(0.57)	—	(0.57)
Year Ended 5/31/2020(d)	$11.41	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Class R
Six Months Ended 11/30/2024 (Unaudited)	$10.77	0.29	0.32	0.61	(0.29)	—	(0.29)
Year Ended 5/31/2024	$10.36	0.56	0.42	0.98	(0.57)	—	(0.57)
Year Ended 5/31/2023	$10.98	0.51	(0.61)	(0.10)	(0.52)	—	(0.52)
Year Ended 5/31/2022	$12.07	0.45	(1.04)	(0.59)	(0.46)	(0.04)	(0.50)
Year Ended 5/31/2021(d)	$11.23	0.49	0.85	1.34	(0.50)	—	(0.50)
Year Ended 5/31/2020(d)	$11.47	0.52	(0.24)	0.28	(0.52)	—	(0.52)
Class S
Six Months Ended 11/30/2024 (Unaudited)(e)	$11.11	0.10	(0.06)(f)	0.04	(0.10)	—	(0.10)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$11.04	6.09%	0.66%	0.60%	5.93%	19%	$674,522
Year Ended 5/31/2024	$10.72	10.43%	0.67%	0.61%	5.96%	36%	$648,213
Year Ended 5/31/2023	$10.31	(0.23% )	0.67%	0.63%	5.50%	30%	$534,874
Year Ended 5/31/2022	$10.93	(4.44% )	0.65%	0.63%	4.40%	47%	$670,696
Year Ended 5/31/2021 (d)	$12.01	12.99%	0.67%	0.64%	4.70%	58%	$779,695
Year Ended 5/31/2020 (d)	$11.17	3.19%	0.66%	0.66%	5.23%	59%	$323,763
Class R
Six Months Ended 11/30/2024 (Unaudited)	$11.09	5.74%	1.28%	1.22% (c)	5.31%	19%	$16,111
Year Ended 5/31/2024	$10.77	9.73%	1.30%	1.23% (c)	5.34%	36%	$14,872
Year Ended 5/31/2023	$10.36	(0.82% )	1.30%	1.25% (c)	4.89%	30%	$12,152
Year Ended 5/31/2022	$10.98	(5.07% )	1.27%	1.25% (c)	3.79%	47%	$14,451
Year Ended 5/31/2021 (d)	$12.07	12.05%	1.28%	1.26% (c)	4.13%	58%	$15,494
Year Ended 5/31/2020 (d)	$11.23	2.57%	1.29%	1.28% (c)	4.61%	59%	$13,930
Class S
Six Months Ended 11/30/2024 (Unaudited)(e)	$11.05	0.40%	0.81%	0.72%	6.19%	19%	$4,627
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
share class. In addition, effective October 1, 2024 through September 30, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.06 (a)
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,180.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,973,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	67,203
Class C	—	1.00 (b)	690

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	0.98	0.98
Class C	1.73	1.73
Institutional Class	0.73	0.73
Institutional 2 Class	0.65	0.65
Institutional 3 Class	0.60	0.60
Class R	1.23	1.23
Class S	0.73	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective October 1, 2024 through September 30, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,380,108,000	25,807,000	(34,078,000)	(8,271,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(18,971,530)	(84,344,026)	(103,315,556)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $248,836,092 and $290,821,945, respectively, for the six months ended November 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	585,714	5.52	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 69.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia High Yield Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia High Yield Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia High Yield Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia High Yield Bond Fund  | 2024

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Columbia High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR160_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025